Revenue from contract with customers	12 Months Ended
Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from contract with customers
7. Revenue from contract with customers
7.1    Revenue disaggregation
Operating revenues are comprised of passenger revenues, cargo and mail, and other operating revenues. The following table shows disaggregated operating revenues for the years ended as December 31, 2023, 2022 and 2021.

	2023	2022	2021
Passenger revenue
Passenger revenue	$3,263,764	$2,793,420	$1,388,089
Miles redeemed	52,597	31,299	24,301
	3,316,361	2,824,719	1,412,390

Cargo and mail revenue	97,105	101,765	71,577

Other operating revenue
Frequent flyer program - marketing services	37,930	28,396	18,897
Other operating revenue	5,608	10,153	7,067
	43,538	38,549	25,964
	$3,457,004	$2,965,033	$1,509,931
7.2    Contract balances
The significant contract liabilities are comprised of ticket sales for transportation that has not yet been provided, recorded as “Air traffic liability” and outstanding loyalty program miles that may be redeemed for future travel, recorded as “Frequent flyer deferred revenue”.
The table below presents the changes in air traffic liability:

	2023	2022
Balance at beginning of year	$651,805	$557,331
Sales	3,722,763	3,320,260
Revenue recognition	(3,076,635)	(2,623,256)
Tax recognition	(547,206)	(450,541)
Reimbursements	(84,033)	(105,508)
Interline tickets	(52,675)	(52,496)
Other	(2,163)	6,015
Balance at end of year	$611,856	$651,805
The contract duration of passenger tickets is one year. Accordingly, any revenue associated with tickets sold for future travel dates will be recognized within twelve months.
The table below presents the activity of the current and non-current frequent flyer liability:

	2023	2022
Balance at beginning of year	$111,526	$95,114
Deferred of revenue	65,887	47,711
Recognition of revenue	(52,597)	(31,299)
Balance at end of year	$124,816	$111,526
Current	55,062	55,292
Non-current	69,754	56,234
	$124,816	$111,526
Contract assets are reflected as accounts receivable. See note 10.
7.3    Segment reporting
The Company’s business activities are conducted as one operating segment – Air transportation (that includes cargo and mail revenue), the reporting results of which are regularly reviewed by management for purposes of analyzing its performance and making decisions about resource allocations. Information concerning operating revenue by geographic area for the period ended December 31 is as follows:

	2023	2022	2021
North America	$1,328,504	$957,730	$428,457
South America	1,233,362	1,094,450	557,827
Central America	796,679	819,534	475,590
Caribbean	54,921	54,770	22,093
	$3,413,466	$2,926,484	$1,483,967
The Company attributes revenue to the geographic areas based on point of sales. Our tangible assets and capital expenditures consist primarily of flight and related ground support equipment, which is mobile across geographic markets and, therefore, has not been allocated.